Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating right-of-use assets	$ 1,200
Operating lease liabilities	$ 1,213	$ 1,533
Weighted-average remaining lease term (in years)	5 years 2 months 12 days
Weighted-average discount rate (as a percent)	4.00%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment - net
Operating lease cost	$ 400	400
Operating lease expense	$ 100	$ 100
Minimum
Leases
Remaining lease terms (in years)	1 year
Maximum
Leases
Remaining lease terms (in years)	10 years